Gladstone Alternative Income Fund	Schedule of Investments

June 30, 2025 (Unaudited)

Equity Investments - 11.99%	Shares	Value
Food & Tobacco
Dutch Gold Honey (Equity)(a)(b)(c)	100,000	$90,909
Electronics
Nielsen-Kellerman (Equity)(a)(b)(d)	631	661,988
Aerospace & Defense
Detroit Defense (Equity)(a)(b)(d)	1,039	1,085,168
Business/Consumer Services
Smart Chemical Solutions (Equity)(a)(b)(d)	617	617,150
Diversified/Conglomerate Manufacturing
Viron International (Equity)(a)(b)(c)	50	0
Total Equity Investments (Cost $2,388,543)		$2,455,215

Debt Investments - 63.27%	Rate	Maturity Date	Principal Amount	Value
Food & Tobacco
Dutch Gold Honey (Secured Second Lien Debt)(b)(c)	Term SOFR + 7.5%, 2% Floor	8/4/2030	$2,000,000	$1,986,400
Electronics
Nielsen-Kellerman (Secured First Lien Debt)(b)(d)	Term SOFR + 8.5%, 13.5% Floor	12/19/2029	1,368,858	1,387,748
Aerospace & Defense
Detroit Defense (Secured First Lien Debt)(b)(d)	Term SOFR + 9%, 13% Floor	12/31/2029	3,661,466	3,661,466
Business/Consumer Services
Smart Chemical Solutions (Secured First Lien Debt)(b)(d)	Term SOFR + 9%, 13.5% Floor	5/15/2030	1,589,823	1,589,823
Healthcare, Education & Childcare
Radiology Services Business (Secured First Lien Debt)(b)(c)	Term SOFR + 7%, 10% Floor	12/17/2027	2,250,000	2,231,100
Diversified/Conglomerate Manufacturing
Viron International (Secured First Lien Debt)(b)(c)	Term SOFR + 7%	2/7/2030	2,123,125	2,097,860
Total Debt Investments (Cost $12,993,272)				$12,954,397

United States Treasury Obligations - 48.82%	Rate	Maturity Date	Principal Amount	Value
United States Treasury Bill(e)	3.08%	7/1/2025	$10,000,000	$9,998,800
Total United States Treasury Obligations (Cost $10,000,000)				$9,998,800

Investments, at fair value				$25,408,412

Short Term Investments - 16.79%	7 Day Yield	Shares	Value
Money Market Fund - 16.79%
Morgan Stanley Institutional Liquidity Government Fund(f)	4.27%	3,438,070	$3,438,070
Total Short Term Investments Cost ($3,438,070)			$3,438,070

Total Investments - 140.87%; Cost ($28,819,885)			$28,846,482
Liabilities in Excess of Other Assets (40.85%)			(8,366,683)
Net Assets - 100.00%			$20,479,799

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

Reference Rates:

30D US SOFR - 30 Day SOFR as of June 30, 2025 was 4.33%

Schedule of Investments

June 30, 2025 (Unaudited)

(a)	Non-income producing security.
(b)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.
(c)	One of our affiliated funds, Gladstone Capital Corporation, co-invested with us in this portfolio company pursuant to an exemptive order granted by the U.S. Securities and Exchange Commission.
(d)	One of our affiliated funds, Gladstone Investment Corporation, co-invested with us in this portfolio company pursuant to an exemptive order granted by the U.S. Securities and Exchange Commission.
(e)	All or partial amount transferred for the benefit of the counterparty as collateral for reverse repurchase agreements.
(f)	The rate shown is the annualized 7-day yield as of June 30, 2025.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Acquisition Date	Maturity Date	Amount Borrowed	Amount Payable
UMB	5.15%	06/25/2025	07/01/2025	$9,000,000	$9,005,150

See Notes to Schedule of Investments.

Gladstone Alternative Income Fund	Notes to Schedule of Investments

June 30, 2025 (Unaudited)

Fair Value Measurements

In accordance with ASC 820, the fair value of the Fund's investments are determined to be the price that would be received for an investment in a current sale, which assumes an orderly transaction between willing market participants on the measurement date. This fair value definition focuses on exit price in the principal, or most advantageous, market and prioritizes, within a measurement of fair value, the use of market-based inputs over entity-specific inputs. ASC 820 also establishes the following three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of a financial instrument as of the measurement date.

●	Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) for identical financial instruments in active markets;

●	Level 2 – inputs to the valuation methodology include quoted prices for similar financial instruments in active or inactive markets, and inputs that are observable for the financial instrument, either directly or indirectly, for substantially the full term of the financial instrument. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists, or instances where prices vary substantially over time or among brokered market makers; and

●	Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement. Unobservable inputs are those inputs that reflect assumptions that market participants would use when pricing the financial instrument and can include the Valuation Team’s assumptions based upon the best available information.

When a determination is made to classify an investment within Level 3 of the valuation hierarchy, such determination is based upon the significance of the unobservable factors to the overall fair value measurement. However, Level 3 financial instruments typically include, in addition to the unobservable, or Level 3, inputs, observable inputs (or components that are actively quoted and can be validated to external sources). The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2025:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Investments	$–	$–	$2,455,215	$2,455,215
Debt Investments	–	–	12,954,397	12,954,397
United States Treasury Obligations	–	9,998,800	–	9,998,800
Short Term Investments	3,438,070	–	–	3,438,070
Total	$3,438,070	$9,998,800	$15,409,612	$28,846,482

(a)	For detailed descriptions, see the accompanying Schedule of Investments.